Form 24F-2
Annual Notice of Securities Sold Pursuant to Rule 24F-2
December 31, 1995

1.  Name and address of issuer:
       Paragon Life Insurance Company
       100 South Brentwood
       St. Louis, MO  63105

2. Name of each series or class of funds for which this notice is filed:
       Scudder Variable Life Investment Fund - Money Market Fund Scudder Variable Life Investment Fund - International Fund Scudder Variable Life Investment Fund - Capital Growth Fund Scudder Variable Life Investment Fund - Balanced Fund
       Scudder Variable Life Investment Fund - Bond Fund
       Scudder Variable Life Investment Fund - Growth & Income Fund Dean Witter Variable Investment Series- Money Market Fund
       Dean Witter Variable Investment Series- High Yield Fund
       Dean Witter Variable Investment Series- Equity Fund
       Dean Witter Variable Investment Series- Strategist Fund
       Dean Witter Variable Investment Series-Quality Income Plus Fund Dean Witter Variable Investment Series- Dividend Growth Fund Dean Witter Variable Investment Series - Utilities Fund
       Dean Witter Variable Investment Series - Capital Growth Fund Dean Witter Variable Investment Series - European Fund
       Dean Witter Variable Investment Series - Pacific Growth Fund

3.  Investment Company Act File Number:
       811-7534
     Securities Act File Number
       33-58796
4.  Last day of fiscal year for which this notice is filed:
       12/31/95

5. Is notice being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
       N/A

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6):
       N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior year, but which remained unsold at the beginning of the fiscal year:
       0 units - $0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
       0 units - $0

9. Number and aggregate sale price of securities sold during the fiscal year:
       226378 units - $2045583

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
       226378 units - $2045583

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
       0 units - $0

12.  Calculation of registration fees:
       (i) Aggregate sale price of securities sold during fiscal year in reliance on rule 24f-2 (from Item 10):
              $2812378
       (ii)  Aggregate price of shares issued in connection with
dividend reinvestment plans (from Item 11,   if applicable):
                      $0
      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
              $766795
      (iv)  Aggregate price of shares redeemed or repurchased and
previously applied as a reduction to filing         fees pursuant to
rule 24e-2 (if applicable):
              $0
      (v)  Net aggregate price of securities sold and issued during
the fiscal year in reliance on rule 24f-2    [line (i), plus line
(ii), less line (iii), plus line (iv)] (if applicable):
              $2045583
      (vi)  Multiplier prescribed by Section 6(b) of the Securities
Act of 1933 or other applicable law or       regulation (see
Instruction C.6):
              .00034482758
      (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:
              $705.37
13.  Date of wire transfer of filing fees to the Commission
Depository: